Share based compensation (Details)		10 Months Ended		12 Months Ended
	Jan. 25, 2024 shares	Jan. 31, 2024 USD ($) shares $ / shares	Jan. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2023 CAD ($) shares $ / shares	Mar. 31, 2022 CAD ($) shares $ / shares
Share based compensation
Value of options and restricted stock units granted		$ 177,471	$ 243,963	$ 292,756	$ 414,574
Number of options granted	0	0		2,558,401	2,558,401
Weighted average fair value of options granted (in dollars per share) | (per share)		$ 0.00	$ 0.07	$ 0.09	$ 0.19
Number of RSUs granted | shares		0	3,528,750	3,528,750	735,387
Weighted average fair value of RSUs granted (in dollars per share) | $ / shares				$ 0.12	$ 0.16